Fair value of financial assets and liabilities - Reconciliation of the fair value hierarchy (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Gains and losses recognized [Abstract]
Financial assets, end of period	€ 372
Level 3 of fair value hierarchy [Member]
Disclosure of fair value of financial assets and liabilities [Line items]
Financial assets, beginning of period	111
Gains and losses recognized [Abstract]
Financial assets, end of period	372
Financial assets [Member] | Level 3 of fair value hierarchy [Member]
Gains and losses recognized [Abstract]
In profit or loss	2
In other comprehensive income	(83)
Purchase	356
Sales	(10)
Transfer to assets held for sale	€ (4)